091-02113

For Internal Use Only
Sec File No.

RECEIVED
2007 OCT 24 PM 1:29
SEC / MR

Submit 1 Original
and 9 copies

OMB APPROVAL
OMB Number [redacted]

07070847

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINTON, D.C. 20549
AMENDED FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

## READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

**Part I — Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   **International Securities Exchange, LLC**
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   **Merrill Lynch HOLDR**
3. Class of New Derivative Securities Product:
   **Trust Issued Receipt**
4. Name of Underlying Instrument:
   **Broadband Holders, Telecom Holders**
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
   **The indexes referred to in Item 4 above are narrow-based**
6. Ticker Symbol(s) of New Derivative Securities Product:
   **BDH, TTH**
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   **New York Stock Exchange, Nasdaq Global Market and American Stock Exchange**
8. Settlement Methodology of New Derivative Securities Product:
   **T+3, Physical Settlement**
9. Position Limits of New Derivative Securities Product (if applicable):
   **Not Applicable**

PROCESSED
NOV 01 2007
THOMSON FINANCIAL

**Part II — Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

| | |
|---|---|
| Name of Official Responsible for Form: | **Michael J. Simon** |
| Title: | **General Counsel and Secretary** |
| Telephone Number: | **212-897-0230** |
| Manual Signature of Official Responsible for Form: | [signature] |
| Date: | **October 24, 2007** |

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | OCT 24 2007 |

RECEIVED
2007 OCT 24 PM 1:30
SEC / MR

ISE
INTERNATIONAL SECURITIES EXCHANGE.

60 Broad Street, New York, NY 10004
TEL: 212 943-2400
FAX: 212 425-4926
www.ise.com

October 24, 2007

**By Facsimile and Overnight Courier**

Gail S. Jackson
Paralegal Specialist
US Securities and Exchange Commission
Division of Market Regulation
100 F Street, NE – Room 6628
Washington, DC 20549

Re: Form 19b-4(e)

Dear Ms. Jackson:

The International Securities Exchange, LLC hereby files Form 19b-4(e), with respect to the Investment Company Units and Trust Issued Receipts set forth in the attached forms. These securities are listed for trading pursuant to ISE Rules 2123 and 2124.

Sincerely,

Michael J. Simon
General Counsel and Secretary

Attachment

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | OCT 2 4 2007 |

END